Basis of Presentation (Details)	6 Months Ended
Jun. 30, 2023
Bottom of range [member]
Disclosure of performance obligations [line items]
Payment terms	30 days
Top of range [member]
Disclosure of performance obligations [line items]
Payment terms	180 days